TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE PAYABLES [abstract]
Schedule of trade payables
	2017	2018
	RMB’000	RMB’000

Payables to third parties	614,822	826,717
Payables to related parties	710,255	614,117
	1,325,077	1,440,834

Schedule of aging analysis of trade payables
	2017	2018
	RMB’000	RMB’000

Within 1 year	1,075,298	1,233,902
Over 1 year but within 2 years	180,294	114,480
Over 2 years but within 3 years	49,359	46,383
Over 3 years	20,126	46,069
	1,325,077	1,440,834